Associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Associates And Joint Ventures [Abstract]
Schedule of Profit (Loss) of Associates and Joint Ventures Accounted for Using Equity Method

	2021		2020		2019

	Total £m	Group’s share £m	Total £m	Group’s share £m	Total £m	Group’s share £m

Revenue	7,668	2,164	7,001	1,983	7,581	2,158

Profit from operations	1,911	567	2,006	591	2,386	704

Net finance costs	13	2	(6)	(2)	(7)	(2)

Profit on ordinary activities before taxation	1,924	569	2,000	589	2,379	702

Taxation on ordinary activities	(499)	(147)	(421)	(125)	(666)	(196)

Profit on ordinary activities after taxation	1,425	422	1,579	464	1,713	506

Non-controlling interests	(22)	(7)	(30)	(9)	(27)	(8)

Post-tax results of associates and joint ventures	1,403	415	1,549	455	1,686	498

Summary of Group's Share of the Result of Associates and Joint Ventures
The Group’s share of the results of associates and joint ventures is shown in the table below.

	2021	2020	2019

	Group’s share £m	Group’s share £m	Group’s share £m

Profit on ordinary activities after taxation

– attributable to owners of the Parent	415	455	498

Other comprehensive income:

Items that may be reclassified to profit and loss	(17)	(98)	(115)

Items that will not be reclassified to profit and loss	14	(34)	7

Total comprehensive income	412	323	390

Summary of Financial Information of the Group's Associates and Joint Ventures
Summarised financial information of the Group’s associates and joint ventures is shown below.

	2021

	ITC £m	Others £m	Total £m

Revenue	5,312	2,356	7,668

Profit on ordinary activities before taxation	1,931	(7)	1,924

Post-tax results of associates and joint ventures	1,427	(24)	1,403

Other comprehensive income	(11)	–	(11)

Total comprehensive income	1,416	(24)	1,392

	2020

	ITC £m	Others £m	Total £m

Revenue	4,892	2,109	7,001

Profit on ordinary activities before taxation	1,930	70	2,000

Post-tax results of associates and joint ventures	1,495	54	1,549

Other comprehensive income	(450)	–	(450)

Total comprehensive income	1,045	54	1,099

	2019

	ITC £m	Others £m	Total £m

Revenue	5,556	2,025	7,581

Profit on ordinary activities before taxation	2,322	57	2,379

Post-tax results of associates and joint ventures	1,646	40	1,686

Other comprehensive income	(365)	–	(365)

Total comprehensive income	1,281	40	1,321